Schedule of income tax benefit (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Loss carryforwards			$ 7,581,029		$ 5,939,949
Change in UK statutory tax rate					2,405,268
Income tax provision to return adjustments			1,027,496		36,730
Other			615,516		(68,641)
Valuation allowance			(9,224,041)		(8,313,306)
Total deferred foreign
Foreign currency translation adjustments			(947,349)		(4,266)
Valuation allowance			947,349		4,266
Income tax benefit (expense)	$ 488,940	$ 222,099	1,851,038	[1]	402,184	[1]
UNITED KINGDOM
United Kingdom (“UK”)	$ 488,940	$ 222,099	$ 1,851,038		$ 402,184

[1]	Due to research and development costs in the UK